Note 17 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
2017
As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$3,190,298	$4,621,318	$139,096	$7,950,712
Property and equipment	8,018,900	259,270	-	8,278,170
Patents and licenses	18,816	437,434	-	456,250
Goodwill and intangible assets	6,756,181	1,764,459	-	8,520,640
Total Assets	$17,984,195	$7,082,481	$139,096	$25,205,772
Year Ended December 31,	Singapore	US	Canada	Consolidated
Sales	$2,794,044	$-	$-	$2,794,044
Cost of sales	1,342,691	-	-	1,342,691
Selling, marketing and administration	4,955,497	4,872,902	1,042,342	10,870,741
Research and development	3,237,713	1,877,966	327,194	5,442,873
Other income	(1,748,244)	-	(18,280)	(1,766,524)
Net loss from operations	$4,993,613	$6,750,868	$1,351,256	$13,095,737
2016
As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$2,118,561	$10,058,018	$4,957,624	$17,134,203
Property and equipment	9,039,069	322,633	2,508	9,364,210
Patents and licenses	-	449,676	-	449,676
Goodwill and intangible assets	6,793,409	1,764,459	-	8,557,868
Total Assets	$17,951,039	$12,594,786	$4,960,132	$35,505,957

Year Ended December 31,	Singapore	US	Canada	Consolidated
Sales	$1,861,747	$-	$-	$1,861,747
Cost of sales	946,001	-	-	946,001
Selling, marketing and administration	3,069,493	7,200,243	1,151,868	11,421,604
Research and development	1,042,842	2,122,983	-	3,165,825
Impairment loss	-	63,522	-	63,522
Loss on disposal of property and equipment	-	29,807	16,931	46,738
Other income	(14,027)	-	(52,845)	(66,872)
Net loss from operations	$3,182,562	$9,416,555	$1,115,954	$13,715,071
2015
As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$-	$3,055,947	$11,504,972	$14,560,919
Property and equipment	-	924,443	22,664	947,107
Patents and licenses	-	426,813	-	426,813
Total Assets	$-	$4,407,203	$11,527,636	$15,934,839

Year Ended December 31,	Singapore	US	Canada	Consolidated
General and administration	$-	$6,622,514	$1,991,595	$8,614,109
Research and development	-	3,532,492	-	3,532,492
Other income	-	-	(76,431)	(76,431)
Net loss from operations	$-	$10,155,006	$1,915,164	$12,070,170